As filed with the Securities and Exchange Commission on January 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at November 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 94.43%	Value
	Administrative Support and Services - 2.88%
617	Priceline.com, Inc. *	$715,837

	Animal Production and Aquaculture - 0.97%
26,080	JBS SA - ADR	241,762

	Apparel Manufacturing - 6.94%
14,340	Burberry Group PLC - ADR	739,657
13,120	VF Corp.	986,230
		1,725,887

	Broadcasting (except Internet) - 3.02%
13,150	Comcast Corp. - Class A	750,076

	Chemical Manufacturing - 5.83%
3,490	Colgate-Palmolive Co.	242,869
5,580	Praxair, Inc.	716,360
7,310	Tupperware Brands Corp.	491,598
		1,450,827

	Computer and Electronic Product Manufacturing - 13.90%
6,235	Apple, Inc.	741,529
23,890	EMC Corp.	725,062
6,700	IPG Photonics Corp. *	483,003
10,150	Qualcomm, Inc.	739,935
17,160	RF Micro Devices, Inc. *	250,708
7,660	Skyworks Solutions, Inc.	516,820
		3,457,057

	Credit Intermediation and Related Activities - 1.95%
7,400	Discover Financial Services	485,070

	Electrical Equipment, Appliance, and Component - 1.98%
2,650	Whirlpool Corp.	493,350

	Food Manufacturing - 4.08%
5,471	Gruma, S.A.B. de C.V. - Class B - ADR	240,396
6,100	Mondelez International, Inc. - Class A	239,120
13,410	Post Holdings, Inc. *	536,400
		1,015,916

	Heavy and Civil Engineering Construction - 2.64%
13,145	Chicago Bridge & Iron Co. N.V. #	657,644

	Insurance Carriers and Related Activities - 10.70%
6,550	Berkshire Hathaway, Inc. - Class B *	973,920
17,390	MetLife, Inc.	967,058
13,510	Principal Financial Group, Inc.	719,678
		2,660,656

	Leather and Allied Product Manufacturing - 0.98%
2,460	Nike, Inc. - Class B	244,253

	Machinery Manufacturing - 5.88%
10,550	Applied Materials, Inc.	253,728
3,330	Cummins, Inc.	484,915
25,740	FANUC Corp. - ADR	723,551
		1,462,194
	Nonstore Retailers - 1.91%
8,680	eBay, Inc. *	476,358

	Oil and Gas Extraction - 2.73%
8,510	Occidental Petroleum Corp.	678,843

	Other Information Services - 7.82%
650	Google, Inc. - Class A *	356,902
670	Google, Inc. - Class C *	363,026
15,000	Liberty Global PLC - Class A *#	779,850
19,500	Vipshop Holdings Ltd. - ADR *	445,770
		1,945,548
	Paper Manufacturing - 1.00%
19,950	Graphic Packaging Holding Co. *	248,377

	Pipeline Transportation - 1.80%
8,630	The Williams Companies, Inc.	446,602

	Professional, Scientific & Technical Services - 0.99%
4,080	Verint Systems, Inc. *	245,575

	Publishing Industries - 1.96%
6,940	SAP AG - ADR	488,021

	Real Estate - 4.83%
7,236	CBRE Group, Inc. - Class A *	244,143
44,350	Forest City Enterprises, Inc. - Class A *	957,517
		1,201,660
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.98%
14,400	Lazard Ltd. - Class A *#	741,888

	Support Activities for Mining - 1.73%
5,020	Schlumberger Ltd. #	431,469

	Telecommunications - 2.00%
4,730	American Tower Corp.	496,697

	Transportation Equipment Manufacturing - 2.93%
7,100	WABCO Holdings, Inc. *	728,602

	TOTAL COMMON STOCKS (Cost $19,583,148)	23,490,169

	EXCHANGE-TRADED FUNDS - 2.84%
27,600	PowerShares DB Agriculture Fund *	704,904
	TOTAL EXCHANGE-TRADED FUNDS (Cost $715,254)	704,904

	SHORT-TERM INVESTMENTS - 2.86%
511,490	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%†	511,490
200,653	Invesco Short-Term Investments Trust Treasury Portfolio - Institutional Class, 0.01%†	200,653
3,164	Reserve Primary Fund - Class 5+‡	–
	TOTAL SHORT-TERM INVESTMENTS (Cost $715,307)	712,143

	Total Investments in Securities (Cost $21,013,709) - 100.13%	24,907,216
	Liabilities in Excess of Other Assets - (0.13)%	(31,752)
	Net Assets - 100.00%	$24,875,464

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡   Illiquid security.  As of November 30, 2014, the security had a value of $0 (0.0% of net assets).  The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $3,164.

† Rate shown is the 7-day annualized yield as of November 30, 2014.
ADR - American Depository Receipt

American Trust Allegiance Fund
Notes to Schedule of Investments
November 30, 2014 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$715,837	$-	$-	$715,837
Construction	657,644	-	-	657,644
Finance and Insurance	3,887,614	-	-	3,887,614
Information	3,183,645	-	-	3,183,645
Manufacturing	11,068,225	-	-	11,068,225
Mining	1,110,312	-	-	1,110,312
Professional, Scientific,
and Technical Services	245,575	-	-	245,575
Real Estate and Rental and Leasing	1,698,357	-	-	1,698,357
Retail Trade	476,358	-	-	476,358
Transportation and Warehousing	446,602	-	-	446,602
Total Common Stocks	23,490,169	-	-	23,490,169
Exchange-Traded Funds	704,904	-	-	704,904
Short-Term Investments	712,143	-	-	712,143
Total Investments in Securities	$24,907,216	$-	$-	$24,907,216

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at November 30, 2014, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended November 30, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$21,013,719

Gross unrealized appreciation	$4,349,339
Gross unrealized depreciation	(455,842)
Net unrealized appreciation	$3,893,497

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  1/20/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  1/20/2015

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date  1/20/2015

* Print the name and title of each signing officer under his or her signature.